FINANCIAL STATEMENTS

Parkstone Variable Annuity Account

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Parkstone Variable Annuity Account

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Parkstone Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Parkstone Variable Annuity Account (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1993.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising Parkstone Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
Columbia VP Dividend Opportunity	For each of the two years in the period ended December 31, 2021
Columbia VP Strategic Income	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021

Parkstone Variable Annuity Account

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values

Columbia VP Dividend Opportunity	5,928	$85,604	$223,844	$223,844	6,653	$33.61
Columbia VP Strategic Income	41,127	250,799	174,789	174,789	6,342	27.50
Guggenheim VIF All Cap Value	18,142	422,598	699,026	699,026	16,575	42.13
Guggenheim VIF High Yield	131	2,841	3,623	3,623	135	26.68
Guggenheim VIF Large Cap Value	1,582	41,844	74,059	74,059	1,913	38.74
Guggenheim VIF Managed Asset Allocation	19	359	645	645	22	28.77
Guggenheim VIF Small Cap Value	1,665	46,321	77,745	77,745	1,646	47.15
Guggenheim VIF SMid Cap Value	2,556	121,501	212,427	212,427	4,145	51.21
Guggenheim VIF StylePlus Large Core	2,387	77,059	135,533	135,533	3,372	40.24
Guggenheim VIF StylePlus Large Growth	11,566	180,568	305,112	305,112	5,638	54.13
Guggenheim VIF StylePlus Mid Growth	2,995	122,754	213,096	213,096	5,025	42.49
Guggenheim VIF StylePlus Small Growth	2,837	67,901	130,544	130,544	3,211	40.72
Guggenheim VIF Total Return Bond	1,242	15,472	21,407	21,407	1,367	15.66
Guggenheim VIF World Equity Income	3,505	34,674	62,177	62,177	2,087	29.75
Invesco V.I. Government Money Market	542,785	542,785	542,785	542,785	56,786	9.56
Neuberger Berman AMT Sustainable Equity	995	17,260	36,933	36,933	727	50.85

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	Columbia VP Dividend Opportunity	Columbia VP Strategic Income	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$248,811	$170,961	$633,431

Investment income (loss):
Dividend distributions	—	5,833	9,007
Investment Expenses:
Mortality and expense risk and administrative charges	(2,801)	(2,280)	(7,086)

Net investment income (loss)	(2,801)	3,553	1,921

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	26,733
Realized capital gain (loss) on investments	18,417	(6,329)	17,423
Change in unrealized appreciation (depreciation)	(19,395)	11,323	(46,835)

Net gain (loss) on investments	(978)	4,994	(2,679)

Net increase (decrease) in net assets from operations	(3,779)	8,547	(758)

Contract owner transactions:
Variable annuity deposits	—	—	2,663
Terminations, withdrawals and annuity payments	(36,124)	(8,327)	(62,714)
Transfers between subaccounts, net	(8)	1,021	(103)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(36,132)	(7,306)	(60,154)

Total increase (decrease) in net assets	(39,911)	1,241	(60,912)

Net assets as of December 31, 2020	$208,900	$172,202	$572,519

Investment income (loss):
Dividend distributions	—	9,532	11,645
Investment Expenses:
Mortality and expense risk and administrative charges	(2,984)	(2,470)	(9,306)

Net investment income (loss)	(2,984)	7,062	2,339

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,373
Realized capital gain (loss) on investments	18,601	(1,302)	9,690
Change in unrealized appreciation (depreciation)	30,137	(4,624)	127,277

Net gain (loss) on investments	48,738	(5,926)	140,340

Net increase (decrease) in net assets from operations	45,754	1,136	142,679

Contract owner transactions:
Variable annuity deposits	43	—	2,601
Terminations, withdrawals and annuity payments	(30,620)	(693)	(14,538)
Transfers between subaccounts, net	(233)	2,144	(4,235)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(30,810)	1,451	(16,172)

Total increase (decrease) in net assets	14,944	2,587	126,507

Net assets as of December 31, 2021	$223,844	$174,789	$699,026

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2019	$6,673	$72,734	$4,698

Investment income (loss):
Dividend distributions	444	1,257	72
Investment Expenses:
Mortality and expense risk and administrative charges	(86)	(857)	(67)

Net investment income (loss)	358	400	5

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,278	278
Realized capital gain (loss) on investments	140	1,464	28
Change in unrealized appreciation (depreciation)	(331)	(5,659)	205

Net gain (loss) on investments	(191)	83	511

Net increase (decrease) in net assets from operations	167	483	516

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(467)	(3,133)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(20)	—	—

Increase (decrease) in net assets from contract transactions	(487)	(3,133)	—

Total increase (decrease) in net assets	(320)	(2,650)	516

Net assets as of December 31, 2020	$6,353	$70,084	$5,214

Investment income (loss):
Dividend distributions	177	1,401	4
Investment Expenses:
Mortality and expense risk and administrative charges	(58)	(1,004)	(17)

Net investment income (loss)	119	397	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4	41
Realized capital gain (loss) on investments	522	4,820	2,277
Change in unrealized appreciation (depreciation)	(512)	10,983	(2,130)

Net gain (loss) on investments	10	15,807	188

Net increase (decrease) in net assets from operations	129	16,204	175

Contract owner transactions:
Variable annuity deposits	—	20	—
Terminations, withdrawals and annuity payments	(2,877)	(12,249)	(4,749)
Transfers between subaccounts, net	18	—	5
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(2,859)	(12,229)	(4,744)

Total increase (decrease) in net assets	(2,730)	3,975	(4,569)

Net assets as of December 31, 2021	$3,623	$74,059	$645

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core
Net assets as of December 31, 2019	$83,458	$190,762	$129,221

Investment income (loss):
Dividend distributions	642	1,970	1,770
Investment Expenses:
Mortality and expense risk and administrative charges	(835)	(2,197)	(1,524)

Net investment income (loss)	(193)	(227)	246

Increase (decrease) in net assets from operations:
Capital gain distributions	4,649	6,243	4,642
Realized capital gain (loss) on investments	4,248	4,450	8,818
Change in unrealized appreciation (depreciation)	(11,955)	(6,588)	4,323

Net gain (loss) on investments	(3,058)	4,105	17,783

Net increase (decrease) in net assets from operations	(3,251)	3,878	18,029

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(16,455)	(14,911)	(23,825)
Transfers between subaccounts, net	—	—	(1,006)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(16,455)	(14,911)	(24,831)

Total increase (decrease) in net assets	(19,706)	(11,033)	(6,802)

Net assets as of December 31, 2020	$63,752	$179,729	$122,419

Investment income (loss):
Dividend distributions	569	3,396	924
Investment Expenses:
Mortality and expense risk and administrative charges	(1,063)	(2,896)	(1,840)

Net investment income (loss)	(494)	500	(916)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	12,880
Realized capital gain (loss) on investments	1,001	3,891	8,138
Change in unrealized appreciation (depreciation)	15,002	34,888	10,399

Net gain (loss) on investments	16,003	38,779	31,417

Net increase (decrease) in net assets from operations	15,509	39,279	30,501

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,516)	(6,581)	(16,276)
Transfers between subaccounts, net	—	—	(1,111)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(1,516)	(6,581)	(17,387)

Total increase (decrease) in net assets	13,993	32,698	13,114

Net assets as of December 31, 2021	$77,745	$212,427	$135,533

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2019	$215,502	$186,533	$130,980

Investment income (loss):
Dividend distributions	3,034	2,409	1,474
Investment Expenses:
Mortality and expense risk and administrative charges	(3,274)	(2,484)	(1,565)

Net investment income (loss)	(240)	(75)	(91)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,398	8,635	—
Realized capital gain (loss) on investments	7,930	8,689	6,966
Change in unrealized appreciation (depreciation)	58,466	32,048	20,132

Net gain (loss) on investments	76,794	49,372	27,098

Net increase (decrease) in net assets from operations	76,554	49,297	27,007

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,336)	(21,835)	(19,213)
Transfers between subaccounts, net	9,411	—	(9,412)
Maintenance charges and mortality adjustments	—	(11)	(92)

Increase (decrease) in net assets from contract transactions	(9,925)	(21,846)	(28,717)

Total increase (decrease) in net assets	66,629	27,451	(1,710)

Net assets as of December 31, 2020	$282,131	$213,984	$129,270

Investment income (loss):
Dividend distributions	1,673	1,102	520
Investment Expenses:
Mortality and expense risk and administrative charges	(4,112)	(3,058)	(1,886)

Net investment income (loss)	(2,439)	(1,956)	(1,366)

Increase (decrease) in net assets from operations:
Capital gain distributions	57,739	28,827	4,495
Realized capital gain (loss) on investments	20,519	13,816	3,699
Change in unrealized appreciation (depreciation)	(8,735)	(15,785)	(265)

Net gain (loss) on investments	69,523	26,858	7,929

Net increase (decrease) in net assets from operations	67,084	24,902	6,563

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(44,103)	(24,230)	(4,236)
Transfers between subaccounts, net	—	(1,560)	(1,053)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(44,103)	(25,790)	(5,289)

Total increase (decrease) in net assets	22,981	(888)	1,274

Net assets as of December 31, 2021	$305,112	$213,096	$130,544

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. Government Money Market
Net assets as of December 31, 2019	$22,841	$58,271	$697,206

Investment income (loss):
Dividend distributions	438	1,545	1,457
Investment Expenses:
Mortality and expense risk and administrative charges	(326)	(730)	(9,093)

Net investment income (loss)	112	815	(7,636)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	540	—
Realized capital gain (loss) on investments	1,235	1,654	—
Change in unrealized appreciation (depreciation)	1,430	(82)	—

Net gain (loss) on investments	2,665	2,112	—

Net increase (decrease) in net assets from operations	2,777	2,927	(7,636)

Contract owner transactions:
Variable annuity deposits	—	—	400
Terminations, withdrawals and annuity payments	(3,785)	(2,987)	(111,832)
Transfers between subaccounts, net	(5)	(118)	1,024
Maintenance charges and mortality adjustments	(20)	(8)	(167)

Increase (decrease) in net assets from contract transactions	(3,810)	(3,113)	(110,575)

Total increase (decrease) in net assets	(1,033)	(186)	(118,211)

Net assets as of December 31, 2020	$21,808	$58,085	$578,995

Investment income (loss):
Dividend distributions	362	886	39
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(853)	(7,865)

Net investment income (loss)	61	33	(7,826)

Increase (decrease) in net assets from operations:
Capital gain distributions	590	—	—
Realized capital gain (loss) on investments	89	3,162	—
Change in unrealized appreciation (depreciation)	(1,141)	7,861	—

Net gain (loss) on investments	(462)	11,023	—

Net increase (decrease) in net assets from operations	(401)	11,056	(7,826)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	(5,648)	(29,834)
Transfers between subaccounts, net	—	(1,316)	1,450
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	(6,964)	(28,384)

Total increase (decrease) in net assets	(401)	4,092	(36,210)

Net assets as of December 31, 2021	$21,407	$62,177	$542,785

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2019	$63,196

Investment income (loss):
Dividend distributions	204
Investment Expenses:
Mortality and expense risk and administrative charges	(777)

Net investment income (loss)	(573)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,243
Realized capital gain (loss) on investments	4,738
Change in unrealized appreciation (depreciation)	2,057

Net gain (loss) on investments	9,038

Net increase (decrease) in net assets from operations	8,465

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(12,248)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(12,248)

Total increase (decrease) in net assets	(3,783)

Net assets as of December 31, 2020	$59,413

Investment income (loss):
Dividend distributions	65
Investment Expenses:
Mortality and expense risk and administrative charges	(581)

Net investment income (loss)	(516)

Increase (decrease) in net assets from operations:
Capital gain distributions	718
Realized capital gain (loss) on investments	14,939
Change in unrealized appreciation (depreciation)	(6,930)

Net gain (loss) on investments	8,727

Net increase (decrease) in net assets from operations	8,211

Contract owner transactions:
Variable annuity deposits	—
Terminations, withdrawals and annuity payments	(30,691)
Transfers between subaccounts, net	—
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(30,691)

Total increase (decrease) in net assets	(22,480)

Net assets as of December 31, 2021	$36,933

The accompanying notes are an integral part of these financial statements.

Parkstone Variable Annuity Account

Notes to Financial Statements

December  31, 2021

1. Organization and Significant Accounting Policies

Parkstone Variable Annuity Account (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for Parkstone Variable Annuity are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Columbia VP Dividend Opportunity	1	Columbia Mgmt Investment Advisers, LLC	—
Columbia VP Strategic Income	1	Columbia Mgmt Investment Advisers, LLC	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Two types of investment contracts are offered – one for individuals (the Nontrust Contracts) and one for trusts and customers of financial institutions’ trust departments (the Trust Contracts).

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Seventeen subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Columbia VP Dividend Opportunity	$—	$33,794
Columbia VP Strategic Income	11,689	3,176
Guggenheim VIF All Cap Value	16,614	27,074
Guggenheim VIF High Yield	196	2,936
Guggenheim VIF Large Cap Value	1,405	13,233
Guggenheim VIF Managed Asset Allocation	50	4,766
Guggenheim VIF Small Cap Value	569	2,579
Guggenheim VIF SMid Cap Value	3,396	9,477
Guggenheim VIF StylePlus Large Core	13,834	19,257
Guggenheim VIF StylePlus Large Growth	59,411	48,214
Guggenheim VIF StylePlus Mid Growth	29,929	28,848
Guggenheim VIF StylePlus Small Growth	5,015	7,175
Guggenheim VIF Total Return Bond	953	302
Guggenheim VIF World Equity Income	993	7,924
Invesco V.I. Government Money Market	1,266	37,476
Neuberger Berman AMT Sustainable Equity	784	31,273

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2021, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% and 0.65% of the net asset value of each Nontrust and Trust Contract, respectively, of which 0.60% is for assuming mortality risks and the remainder is for assuming expense risks. There are no assets in trust contracts.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: An administrative fee is deducted equal to an annual rate of 0.15% and 0.05% of each subaccount’s average daily net assets, which funds the Nontrust and Trust Contracts, respectively.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•	Maintenance Charge: SBL deducts a maintenance fee of $30 per year for each individual contract.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Columbia VP Dividend Opportunity	—	(1,072)	(1,072)	14	(1,467)	(1,453)
Columbia VP Strategic Income	81	(29)	52	108	(395)	(287)
Guggenheim VIF All Cap Value	61	(480)	(419)	107	(2,002)	(1,895)
Guggenheim VIF High Yield	—	(113)	(113)	—	(21)	(21)
Guggenheim VIF Large Cap Value	—	(354)	(354)	—	(104)	(104)
Guggenheim VIF Managed Asset Allocation	—	(179)	(179)	—	—	—
Guggenheim VIF Small Cap Value	—	(34)	(34)	—	(468)	(468)
Guggenheim VIF SMid Cap Value	—	(135)	(135)	—	(392)	(392)
Guggenheim VIF StylePlus Large Core	1	(487)	(486)	33	(944)	(911)
Guggenheim VIF StylePlus Large Growth	—	(930)	(930)	320	(572)	(252)
Guggenheim VIF StylePlus Mid Growth	—	(630)	(630)	—	(765)	(765)
Guggenheim VIF StylePlus Small Growth	—	(129)	(129)	—	(1,057)	(1,057)
Guggenheim VIF Total Return Bond	—	—	—	—	(245)	(245)
Guggenheim VIF World Equity Income	4	(258)	(254)	45	(174)	(129)
Invesco V.I. Government Money Market	150	(3,095)	(2,945)	240	(11,580)	(11,340)
Neuberger Berman AMT Sustainable Equity	—	(693)	(693)	—	(356)	(356)

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Columbia VP Dividend Opportunity
2021	6,653	33.61	223,844	—	1.40	24.44
2020	7,725	27.01	208,900	—	1.40	(0.30)
2019	9,178	27.09	248,811	—	1.40	22.36
2018	10,773	22.14	238,701	—	1.40	(7.05)
2017	11,198	23.82	266,963	—	1.40	12.78
Columbia VP Strategic Income
2021	6,342	27.50	174,789	0.05	1.40	0.66
2020	6,290	27.32	172,202	0.03	1.40	5.32
2019	6,577	25.94	170,961	3.72	1.40	8.81
2018	7,143	23.84	170,570	3.46	1.40	(1.77)
2017	7,148	24.27	173,799	3.01	1.40	4.88
Guggenheim VIF All Cap Value
2021	16,575	42.13	699,026	0.02	1.40	25.16
2020	16,994	33.66	572,519	0.01	1.40	0.45
2019	18,889	33.51	633,431	1.49	1.40	22.03
2018	20,702	27.46	568,953	1.17	1.40	(11.90)
2017	21,376	31.17	666,701	1.03	1.40	13.18
Guggenheim VIF High Yield
2021	135	26.68	3,623	0.04	1.40	3.93
2020	248	25.67	6,353	0.07	1.40	3.18
2019	269	24.88	6,673	7.76	1.40	10.19
2018	277	22.58	6,246	5.49	1.40	(5.48)
2017	548	23.89	13,086	4.13	1.40	4.73

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Large Cap Value
2021	1,913	38.74	74,059	0.02	1.40	25.25
2020	2,267	30.93	70,084	0.02	1.40	0.78
2019	2,371	30.69	72,734	1.71	1.40	20.12
2018	2,594	25.55	66,237	1.44	1.40	(10.82)
2017	2,739	28.65	78,427	1.24	1.40	14.19
Guggenheim VIF Managed Asset Allocation
2021	22	28.77	645	0.00	1.40	10.91
2020	201	25.94	5,214	0.01	1.40	11.00
2019	201	23.37	4,698	1.68	1.40	18.45
2018	201	19.73	3,967	1.80	1.40	(7.07)
2017	351	21.23	7,469	1.50	1.40	12.81
Guggenheim VIF Small Cap Value
2021	1,646	47.15	77,745	0.01	1.40	24.41
2020	1,680	37.90	63,752	0.01	1.40	(2.34)
2019	2,148	38.81	83,458	0.73	1.40	20.87
2018	4,901	32.11	157,451	0.37	1.40	(13.89)
2017	5,052	37.29	188,484	0.37	1.40	2.25
Guggenheim VIF SMid Cap Value
2021	4,145	51.21	212,427	0.02	1.40	22.02
2020	4,280	41.97	179,729	0.01	1.40	2.84
2019	4,672	40.81	190,762	0.48	1.40	24.92
2018	14,546	32.67	475,250	0.62	1.40	(14.18)
2017	15,820	38.07	602,410	0.65	1.40	12.10
Guggenheim VIF StylePlus Large Core
2021	3,372	40.24	135,533	0.01	1.40	26.70
2020	3,858	31.76	122,419	0.01	1.40	17.11
2019	4,769	27.12	129,221	2.17	1.40	28.17
2018	4,897	21.16	103,546	1.79	1.40	(7.88)
2017	4,614	22.97	105,912	1.05	1.40	20.51

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF StylePlus Large Growth
2021	5,638	54.13	305,112	0.01	1.40	26.00
2020	6,568	42.96	282,131	0.01	1.40	35.95
2019	6,820	31.60	215,502	1.97	1.40	32.05
2018	7,521	23.93	179,979	1.80	1.40	(5.00)
2017	7,582	25.19	190,948	0.98	1.40	28.32
Guggenheim VIF StylePlus Mid Growth
2021	5,025	42.49	213,096	0.01	1.40	12.11
2020	5,655	37.90	213,984	0.01	1.40	30.24
2019	6,420	29.10	186,533	0.86	1.40	30.85
2018	7,215	22.24	160,241	1.51	1.40	(8.40)
2017	7,192	24.28	174,399	0.90	1.40	22.94
Guggenheim VIF StylePlus Small Growth
2021	3,211	40.72	130,544	0.00	1.40	5.06
2020	3,340	38.76	129,270	0.01	1.40	29.98
2019	4,397	29.82	130,980	0.62	1.40	23.94
2018	4,884	24.06	117,426	1.17	1.40	(11.58)
2017	4,626	27.21	125,751	0.69	1.40	20.67
Guggenheim VIF Total Return Bond
2021	1,367	15.66	21,407	0.02	1.40	(1.82)
2020	1,367	15.95	21,808	0.02	1.40	12.64
2019	1,612	14.16	22,841	2.69	1.40	2.98
2018	1,612	13.75	22,171	4.39	1.40	(0.22)
2017	1,612	13.78	22,236	4.29	1.40	5.19
Guggenheim VIF World Equity Income
2021	2,087	29.75	62,177	0.01	1.40	20.06
2020	2,341	24.78	58,085	0.03	1.40	5.13
2019	2,470	23.57	58,271	2.81	1.40	19.71
2018	2,513	19.69	49,527	2.97	1.40	(9.47)
2017	2,600	21.75	56,605	2.59	1.40	13.46

Parkstone Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Government Money Market
2021	56,786	9.56	542,785	0.00	1.40	(1.34)
2020	59,731	9.69	578,995	0.00	1.40	(1.22)
2019	71,071	9.81	697,206	1.64	1.40	0.20
2018	77,352	9.79	757,150	1.28	1.40	(0.10)
2017	80,449	9.80	788,467	0.31	1.40	(1.11)
Neuberger Berman AMT Sustainable Equity
2021	727	50.85	36,933	0.00	1.40	21.42
2020	1,420	41.88	59,413	0.00	1.40	17.61
2019	1,776	35.61	63,196	0.28	1.40	23.82
2018	2,166	28.76	62,252	0.22	1.40	(7.26)
2017	2,374	31.01	73,590	0.35	1.40	16.49

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.